Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Trade And Other Payables [Abstract]
Other trade payables		$ 69,204	$ 74,814
Accrued expenses		41,766	43,012
Advance from customers	[1]		57,816
Total		$ 110,970	$ 175,642

[1]	Upon adoption of IFRS 15 from April 1, 2018, the Group has reclassified advance from customers to contract liabilities (refer note 4 and 11).